RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended				6 Months Ended
	Dec. 31, 2016 EUR (€) ft²	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2007 EUR (€) ft²	Dec. 31, 2007 USD ($) ft²	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Term of lease	10-year	10-year
Annual rent payable	€ 144,000	$ 159,000			€ 170,560
Rate of rent per squre foot	16,000	16,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease			25-year	25-year	25-year	25-year
Annual rent payable			€ 787,000	$ 834,000	€ 381,000	$ 421,000
Rate of rent per squre foot			43,860	43,860